NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
First Mortgage Loans Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 4,783	$ 3,032
First Mortgage Loans Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,783	3,032
First Mortgage Loans Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	666	653
First Mortgage Loans Land Acquisition And Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	666	445
First Mortgage Loans Land Acquisition And Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Land Acquisition And Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		208
First Mortgage Loans Land Acquisition And Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,592	3,395
First Mortgage Loans Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,592	3,346
First Mortgage Loans Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		49
First Mortgage Loans Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,456	1,251
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,456	1,251
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Obligations Other Than Securities And Leases Of States And Political Subdivisions [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,961	6,084
First Mortgage Loans Multifamily Dwellings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,961	6,084
First Mortgage Loans Multifamily Dwellings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
First Mortgage Loans Multifamily Dwellings [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable